Acquisitions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Acquisitions (Details) [Line Items]
Ownership percentage		100.00%
Purchase consideration	$ 69,339,742
Acquisition related costs	501,150
Revenue	15,822,516
Series of Individually Immaterial Business Acquisitions [Member]
Acquisitions (Details) [Line Items]
Net loss	$ 1,907,798
Series U Preferred Stock [Member]
Acquisitions (Details) [Line Items]
Stock issued (in Shares)		66,140.48